Repossessed Assets Acquired In Settlement Of Loans	12 Months Ended
Dec. 31, 2018
Other Real Estate, Foreclosed Assets, and Repossessed Assets [Abstract]
Repossessed Assets Acquired in Settlement of Loans
Other Real Estate Owned

The Bank owned $722,000 and $1.1 million in OREO at December 31, 2018 and 2017, respectively. Transactions in OREO for the years ended December 31, 2018, 2017 and 2016 are summarized below.

	2018	2017	2016
Balance, beginning of year	$1,115,671	$2,721,214	$4,361,411
Additions	435,550	580,748	1,026,178
Sales	(772,779)	(2,028,170)	(2,626,375)
Write-downs	(56,000)	(158,121)	(40,000)
Balance, end of year	$722,442	$1,115,671	$2,721,214